UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Wood Asset Management
Address: 2 N Tamiami Drive, Suite 508
         Sarasota, FL



13F File Number: 028-05177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    John Walsh
Title:   Compliance Officer
Phone:   216-771-3450
Signature, Place, and Date of Signing:

John Walsh Cleveland, OH               October 21, 2011


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    73
Form 13F Information Table Value Total:    $347515


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------
ABBOTT LABORATORIES W/RTS      COM              00282410      7129   139408 SH       SOLE                   139408        0        0
AIR PRODUCTS & CHEMICALS       COM              00915810      5120    67042 SH       SOLE                    67042        0        0
APACHE CORP                    COM              03741110      7924    98758 SH       SOLE                    98758        0        0
APPLE INC                      COM              03783310      2294     6015 SH       SOLE                     6015        0        0
BAXTER INTERNATIONAL INC       COM              07181310       213     3800 SH       SOLE                     3800        0        0
BLACKROCK INC                  COM              09247X10      7338    49581 SH       SOLE                    49581        0        0
CHEVRON CORPORATION            COM              16676410      2801    30252 SH       SOLE                    30252        0        0
CHUBB CORP                     COM              17123210     12386   206465 SH       SOLE                   206465        0        0
COMCAST CORP-CLASS A           COM              20030N10      8031   383889 SH       SOLE                   383889        0        0
CONOCOPHILLIPS                 COM              20825C10      5468    86357 SH       SOLE                    86357        0        0
COVIDIEN PLC                   COM              G2554F11      7601   172349 SH       SOLE                   172349        0        0
CVS CAREMARK CORP              COM              12665010      4947   147274 SH       SOLE                   147274        0        0
DANAHER CORP                   COM              23585110      9148   218121 SH       SOLE                   218121        0        0
DARDEN RESTAURANTS INC         COM              23719410      6220   145502 SH       SOLE                   145502        0        0
DENTSPLY INTL INC              COM              24903010      4246   138355 SH       SOLE                   138355        0        0
DIGITAL REALTY TRUST INC       COM              25386810      7002   126931 SH       SOLE                   126931        0        0
DIRECTV CL-A                   COM              25490A10      5787   136899 SH       SOLE                   136899        0        0
DISNEY (WALT) CO               COM              25468710      4572   151601 SH       SOLE                   151601        0        0
EXXON MOBIL CORPORATION        COM              30231G10     10754   148065 SH       SOLE                   148065        0        0
FEDEX CORP                     COM              31428X10      4105    60660 SH       SOLE                    60660        0        0
FINANCIAL SEL SEC SPDR FD      COM              81369Y60       408    34505 SH       SOLE                    34505        0        0
IBM CORP                       COM              45920010     12505    71511 SH       SOLE                    71511        0        0
ILLINOIS TOOL WORKS            COM              45230810      6289   151176 SH       SOLE                   151176        0        0
INVESCO LTD SHS                COM              G491BT10      1846   119022 SH       SOLE                   119022        0        0
ISHARES DJ US HLTHCAR PRO      COM              46428882       208     4039 SH       SOLE                     4039        0        0
ISHARES DJ US MED EQUIP ID     COM              46428881       311     5509 SH       SOLE                     5509        0        0
ISHARES INC MSCI EMU INDEX     COM              46428660      1205    44119 SH       SOLE                    44119        0        0
ISHARES MSCI EAFE INDEX FD     COM              46428746      1883    39418 SH       SOLE                    39418        0        0
ISHARES RUSSELL 1000 GRWTH     COM              46428761       313     5944 SH       SOLE                     5944        0        0
ISHARES RUSSELL 1000 VALUE     COM              46428759       296     5235 SH       SOLE                     5235        0        0
ISHARES RUSSELL 2000 GRWTH     COM              46428764       274     3735 SH       SOLE                     3735        0        0
ISHARES RUSSELL 2000 VALUE     COM              46428763       279     4895 SH       SOLE                     4895        0        0
ISHARES RUSSELL 3000 INDEX     COM              46428768      6141    92027 SH       SOLE                    92027        0        0
ISHARES S&P MIDCAP 400/GRT     COM              46428760       553     6156 SH       SOLE                     6156        0        0
ISHARES S&P MIDCAP 400/VAL     COM              46428770       347     5250 SH       SOLE                     5250        0        0
ISHARES TR MSCI VAL IDX        COM              46428887       696    16766 SH       SOLE                    16766        0        0
J P MORGAN CHASE               COM              46625H10      7690   255301 SH       SOLE                   255301        0        0
JM SMUCKER COMPANY             COM              83269640      8463   116100 SH       SOLE                   116100        0        0
JOHNSON & JOHNSON              COM              47816010      8765   137614 SH       SOLE                   137614        0        0
KRAFT FOODS INC                COM              50075N10      9793   291635 SH       SOLE                   291635        0        0
LABORATORY CORP AMER HLDGS     COM              50540R40      2536    32087 SH       SOLE                    32087        0        0
MCDONALD'S CORP                COM              58013510     10234   116529 SH       SOLE                   116529        0        0
METLIFE INC                    COM              59156R10      5959   212762 SH       SOLE                   212762        0        0
MICROSOFT CORP                 COM              59491810      7762   311855 SH       SOLE                   311855        0        0
MYLAN INC                      COM              62853010      5240   308392 SH       SOLE                   308392        0        0
OFFICE DEPOT INC               COM              67622010      1029   499507 SH       SOLE                   499507        0        0
ORACLE CORP                    COM              68389X10      3373   117376 SH       SOLE                   117376        0        0
P G & E CORPORATION W/RTS      COM              69331C10      9777   231131 SH       SOLE                   231131        0        0
PEPSICO INC                    COM              71344810      9892   159812 SH       SOLE                   159812        0        0
PFIZER INC                     COM              71708110      6778   383383 SH       SOLE                   383383        0        0
PNC FINANCIAL SERVICES GRP     COM              69347510      5639   117017 SH       SOLE                   117017        0        0
POWERSHARES ETF TRUST AERS     COM              73935X69       184    11267 SH       SOLE                    11267        0        0
PRAXAIR INC                    COM              74005P10      3183    34050 SH       SOLE                    34050        0        0
PROCTER & GAMBLE CO            COM              74271810      8112   128401 SH       SOLE                   128401        0        0
QUALCOMM INC W/RIGHTS          COM              74752510      6613   135978 SH       SOLE                   135978        0        0
SCHLUMBERGER LTD               COM              80685710      7082   118575 SH       SOLE                   118575        0        0
SELECT SECTOR SPDR TR SBI      COM              81369Y40       217     6220 SH       SOLE                     6220        0        0
SELECT SECTOR SPDR TR SBI      COM              81369Y70       619    21201 SH       SOLE                    21201        0        0
SPDR S&P HOMEBUILDERS ETF      COM              78464A88       161    12140 SH       SOLE                    12140        0        0
SPDR SERIES TRUST OILGAS E     COM              78464A74       407    14346 SH       SOLE                    14346        0        0
SPDR SERIES TRUST S&P OILG     COM              78464A73       304     7095 SH       SOLE                     7095        0        0
SPDR SERIES TRUST S&P RETA     COM              78464A71       407     8797 SH       SOLE                     8797        0        0
SPDR SERIES TRUST S&P SEMI     COM              78464A86       395     9314 SH       SOLE                     9314        0        0
SUNCOR ENERGY INC.             COM              86722410      3680   144667 SH       SOLE                   144667        0        0
TARGET CORP W/RTS              COM              87612E10      8166   166522 SH       SOLE                   166522        0        0
TECHNOLOGY SEL SEC SPDR FD     COM              81369Y80       802    33976 SH       SOLE                    33976        0        0
THERMO FISHER CORP             COM              88355610      6880   135856 SH       SOLE                   135856        0        0
TRAVELERS COMPANIES INC        COM              89417E10      4711    96685 SH       SOLE                    96685        0        0
TYCO INTERNATIONAL LTD NEW     COM              H8912810      8469   207838 SH       SOLE                   207838        0        0
UNITED PARCEL SERVICES B       COM              91131210      2502    39626 SH       SOLE                    39626        0        0
UNITED TECHNOLOGIES CORP       COM              91301710      9416   133823 SH       SOLE                   133823        0        0
VISA INC CL-A SHARES           COM              92826C83      8407    98078 SH       SOLE                    98078        0        0
WELLS FARGO & CO               COM              94974610      7225   299540 SH       SOLE                   299540        0        0